Intangible Assets, Net (Other than Goodwill) (Details) - Schedule of Intangible Assets - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Carrying Value at Beginning	$ 566,259
Amortization	(152,036)	$ (711,637)	$ (1,028,325)
Carrying Value at Ending	414,223
Cost	4,640,885	4,640,885	$ 4,634,574
Accumulated amortization	$ (4,226,662)
Acquired and Developed Software [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives	5 years		5 years
Carrying Value at Beginning	$ 435,595
Amortization	(143,812)	(695,420)	$ (932,512)
Carrying Value at Ending	291,783
Cost	4,476,271	4,476,271	$ 4,476,271
Accumulated amortization	$ (4,184,488)
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Useful Lives	10 years		10 years
Carrying Value at Beginning	$ 130,664
Amortization	(8,224)	(16,217)	$ (14,443)
Carrying Value at Ending	122,440
Cost	164,614	$ 164,614	$ 158,303
Accumulated amortization	$ (42,174)